Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013
Current tax expense	$2,218	$3,637	$2,795
Deferred tax (benefit) expense	591	(517)	144
Total income taxes	$2,809	$3,120	$2,939

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,302	$2,882
Deferred compensation	2,089	2,008
Deferred loan fees/costs	273	288
Other real estate owned	370	370
Accrued bonus	166	----
Other	143	84
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(149)	(167)
FHLB stock dividends	(1,074)	(1,074)
Unrealized gain on securities available for sale	(157)	(495)
Prepaid expenses	(234)	(206)
Depreciation and amortization	(740)	(451)
Other	(5)	(2)
Net deferred tax asset	$2,984	$3,237

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
Statutory tax	$3,870	$3,806	$3,757
Effect of nontaxable interest	(437)	(418)	(322)
Effect of nontaxable insurance premiums	(336)	(142)	----
Income from bank owned insurance, net	(210)	(217)	(195)
Effect of postretirement benefits	71	238	----
Effect of nontaxable life insurance death proceeds	(11)	----	(154)
Effect of state income tax	66	73	76
Tax credits	(221)	(231)	(230)
Other items	17	11	7
Total income taxes	$2,809	$3,120	$2,939